Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Short-Term Bond Fund

November 30, 2020

ZSB-QTLY-0121
1.9881601.103

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.:
2.946% 3/15/22	$8,000	$8,268
5.15% 9/15/23	8,000	9,036
		17,304
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	25,000	26,424
Comcast Corp. 3.1% 4/1/25	2,000	2,199
Time Warner Cable, Inc. 4.125% 2/15/21	20,000	20,034
		48,657
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8254% 3/22/22 (a)(b)	15,000	15,097
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (c)	10,000	11,059
		26,156

TOTAL COMMUNICATION SERVICES		92,117

CONSUMER DISCRETIONARY - 2.6%
Automobiles - 1.6%
American Honda Finance Corp. 0.4% 10/21/22	12,000	12,014
BMW U.S. Capital LLC 3.45% 4/12/23 (c)	25,000	26,591
General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2656% 11/17/23 (a)(b)	50,000	50,044
4.2% 11/6/21	9,000	9,285
5.2% 3/20/23	7,000	7,678
		105,612
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,000	9,048
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. 1.3% 5/7/22	3,000	3,039
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	7,000	7,000
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 0.8% 6/3/25	8,000	8,109
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	6,000	6,211
Specialty Retail - 0.1%
TJX Companies, Inc. 3.5% 4/15/25	8,000	8,892
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp. 2.05% 4/23/22	30,000	30,668

TOTAL CONSUMER DISCRETIONARY		178,579

CONSUMER STAPLES - 2.4%
Beverages - 0.1%
Molson Coors Beverage Co. 3.5% 5/1/22	9,000	9,367
Food Products - 0.6%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7701% 4/16/21 (a)(b)	10,000	10,017
Mondelez International, Inc.:
0.625% 7/1/22	25,000	25,121
2.125% 4/13/23	7,000	7,262
		42,400
Tobacco - 1.7%
Altria Group, Inc.:
2.85% 8/9/22	10,000	10,406
3.49% 2/14/22	5,000	5,194
BAT Capital Corp. 3.222% 8/15/24	25,000	27,049
BAT International Finance PLC 1.668% 3/25/26	20,000	20,357
Philip Morris International, Inc.:
1.125% 5/1/23	11,000	11,213
2.625% 2/18/22	29,000	29,756
2.875% 5/1/24	10,000	10,753
		114,728

TOTAL CONSUMER STAPLES		166,495

ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Canadian Natural Resources Ltd. 2.05% 7/15/25	8,000	8,237
Cenovus Energy, Inc. 3% 8/15/22	10,000	10,027
Chevron Corp. 1.141% 5/11/23	11,000	11,220
Chevron U.S.A., Inc.:
0.333% 8/12/22	25,000	25,024
0.426% 8/11/23	8,000	8,022
Energy Transfer Partners LP:
3.6% 2/1/23	7,000	7,270
4.2% 9/15/23	4,000	4,259
Kinder Morgan Energy Partners LP 3.5% 9/1/23	7,000	7,475
Marathon Petroleum Corp. 4.5% 5/1/23	10,000	10,806
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (a)(b)	2,000	2,000
1.75% 3/1/26	19,000	19,251
4.5% 7/15/23	2,000	2,168
Occidental Petroleum Corp.:
2.7% 8/15/22	2,000	1,971
2.9% 8/15/24	5,000	4,663
3.125% 2/15/22	3,000	2,992
Phillips 66 Co.:
0.9% 2/15/24	20,000	20,022
3.7% 4/6/23	31,000	33,167
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	9,244
Schlumberger Investment SA 3.3% 9/14/21 (c)	25,000	25,415
Shell International Finance BV 3.5% 11/13/23	3,000	3,267
Suncor Energy, Inc. 3.6% 12/1/24	18,000	19,826
Valero Energy Corp.:
1.2% 3/15/24	20,000	19,996
2.7% 4/15/23	2,000	2,079
Western Gas Partners LP:
3 month U.S. LIBOR + 0.850% 2.0741% 1/13/23 (a)(b)	5,000	4,836
4.1% 2/1/25	8,000	7,982
5.375% 6/1/21	19,000	19,143
Williams Partners LP 3.6% 3/15/22	28,000	28,977
		319,339
FINANCIALS - 25.3%
Banks - 14.5%
Bank of America Corp.:
0.81% 10/24/24 (a)	20,000	20,078
3.004% 12/20/23 (a)	100,000	105,054
Bank of Montreal:
1.85% 5/1/25	25,000	26,207
1.9% 8/27/21	25,000	25,306
Bank of Nova Scotia:
0.55% 9/15/23	25,000	25,108
2% 11/15/22	25,000	25,816
BNP Paribas SA 3.25% 3/3/23	25,000	26,619
Canadian Imperial Bank of Commerce 0.95% 6/23/23	20,000	20,250
Citigroup, Inc.:
2.312% 11/4/22 (a)	25,000	25,429
2.75% 4/25/22	25,000	25,778
3.106% 4/8/26 (a)	25,000	27,175
3.142% 1/24/23 (a)	25,000	25,750
JPMorgan Chase & Co.:
1.514% 6/1/24 (a)	35,000	35,819
3.207% 4/1/23 (a)	100,000	103,738
3.514% 6/18/22 (a)	12,000	12,202
Mitsubishi UFJ Financial Group, Inc. 3.535% 7/26/21	50,000	51,019
Mizuho Financial Group, Inc. 0.849% 9/8/24 (a)	200,000	200,509
Regions Financial Corp. 2.75% 8/14/22	10,000	10,377
Royal Bank of Canada:
1.6% 4/17/23	25,000	25,703
2.55% 7/16/24	15,000	16,029
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	10,000	10,796
4.45% 12/3/21	10,000	10,358
The Toronto-Dominion Bank U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.565% 1/27/23 (a)(b)	25,000	25,071
Wells Fargo & Co.:
1.654% 6/2/24 (a)	10,000	10,233
2.1% 7/26/21	25,000	25,288
2.164% 2/11/26 (a)	25,000	26,174
4.6% 4/1/21	50,000	50,706
		992,592
Capital Markets - 4.3%
Bank of New York Mellon Corp.:
1.6% 4/24/25	8,000	8,332
2.95% 1/29/23	20,000	21,077
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (a)	20,000	20,053
2.876% 10/31/22 (a)	75,000	76,645
2.905% 7/24/23 (a)	10,000	10,398
Intercontinental Exchange, Inc. 0.7% 6/15/23	13,000	13,066
Morgan Stanley:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.784% 1/20/23 (a)(b)	50,000	50,138
0.56% 11/10/23 (a)	25,000	25,017
2.625% 11/17/21	25,000	25,538
4% 7/23/25	25,000	28,617
State Street Corp. 2.825% 3/30/23 (a)	2,000	2,066
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.6444% 11/1/21 (a)(b)	10,000	10,031
		290,978
Consumer Finance - 4.0%
Ally Financial, Inc.:
1.45% 10/2/23	2,000	2,039
5.125% 9/30/24	10,000	11,469
American Express Co.:
2.65% 12/2/22	30,000	31,380
2.75% 5/20/22	10,000	10,330
3% 2/22/21	25,000	25,099
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 1.196% 6/1/21 (a)(b)(c)	10,000	9,895
Capital One Financial Corp. 2.6% 5/11/23	8,000	8,387
John Deere Capital Corp.:
0.7% 7/5/23	7,000	7,060
3.125% 9/10/21	50,000	51,089
Synchrony Financial:
2.85% 7/25/22	27,000	27,889
4.25% 8/15/24	21,000	23,056
4.375% 3/19/24	14,000	15,384
Toyota Motor Credit Corp.:
0.5% 8/14/23	8,000	8,024
1.15% 5/26/22	25,000	25,320
2.9% 3/30/23	14,000	14,812
		271,233
Diversified Financial Services - 0.8%
AIG Global Funding:
0.8% 7/7/23 (c)	5,000	5,048
2.3% 7/1/22 (c)	5,000	5,148
3.35% 6/25/21 (c)	10,000	10,176
BP Capital Markets America, Inc.:
2.937% 4/6/23	4,000	4,232
4.742% 3/11/21	16,000	16,195
Brixmor Operating Partnership LP 3.875% 8/15/22	13,000	13,520
Equitable Holdings, Inc. 3.9% 4/20/23	2,000	2,158
		56,477
Insurance - 1.7%
Aon Corp. 2.2% 11/15/22	28,000	28,972
Equitable Financial Life Global Funding 0.5% 11/17/23 (c)	25,000	25,022
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (c)	7,000	7,000
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	7,000	7,179
3.5% 12/29/20	7,000	7,017
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5041% 1/10/23 (a)(b)(c)	21,000	21,036
1.1% 5/5/23 (c)	7,000	7,120
Pacific Life Global Funding II 1.2% 6/24/25 (c)	10,000	10,151
		113,497

TOTAL FINANCIALS		1,724,777

HEALTH CARE - 3.2%
Biotechnology - 0.3%
AbbVie, Inc. 2.3% 11/21/22	20,000	20,704
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (c)	2,000	2,007
		22,711
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. 3.45% 3/1/24	5,000	5,423
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 0.9774% 3/19/21 (a)(b)	8,000	8,002
		13,425
Health Care Providers & Services - 1.4%
Anthem, Inc. 3.125% 5/15/22	10,000	10,396
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 0.8961% 9/17/21 (a)(b)	10,000	10,003
3.05% 11/30/22	10,000	10,494
3.4% 9/17/21	10,000	10,241
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 0.9618% 3/9/21 (a)(b)	10,000	10,018
3.35% 3/9/21	31,000	31,260
Humana, Inc. 2.5% 12/15/20	10,000	10,008
		92,420
Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co.:
2.55% 5/14/21	20,000	20,210
2.6% 5/16/22	30,000	31,014
3.25% 2/20/23	20,000	21,228
Mylan NV 3.125% 1/15/23 (c)	12,000	12,604
Viatris, Inc. 1.125% 6/22/22 (c)	3,000	3,027
		88,083

TOTAL HEALTH CARE		216,639

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.3%
The Boeing Co.:
1.95% 2/1/24	10,000	10,096
4.875% 5/1/25	10,000	11,163
		21,259
Airlines - 0.4%
Delta Air Lines, Inc.:
2.9% 10/28/24	15,000	14,332
3.4% 4/19/21	9,000	9,011
		23,343
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	20,000	20,089
Industrial Conglomerates - 0.3%
Honeywell International, Inc. 0.483% 8/19/22	17,000	17,026
Roper Technologies, Inc. 0.45% 8/15/22	2,000	2,002
		19,028
Machinery - 0.6%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.4136% 11/12/21 (a)(b)	10,000	10,012
3 month U.S. LIBOR + 0.220% 0.4535% 1/6/22 (a)(b)	8,000	8,010
2.65% 5/17/21	16,000	16,182
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.684% 4/5/23 (a)(b)	9,000	9,002
		43,206
Road & Rail - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (c)	2,000	2,030
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.5% 3/1/21	6,000	6,026
3.5% 1/15/22	10,000	10,273
International Lease Finance Corp. 5.875% 8/15/22	25,000	26,919
		43,218

TOTAL INDUSTRIALS		172,173

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (c)	28,000	30,979
IT Services - 0.1%
PayPal Holdings, Inc. 1.35% 6/1/23	6,000	6,148
The Western Union Co. 2.85% 1/10/25	3,000	3,205
		9,353
Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology, Inc. 2.497% 4/24/23	28,000	29,239
Software - 0.3%
Microsoft Corp. 2.4% 8/8/26	20,000	21,788
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	13,000	13,155

TOTAL INFORMATION TECHNOLOGY		104,514

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (c)	6,000	6,347
The Mosaic Co. 3.25% 11/15/22	5,000	5,227
		11,574
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	5,000	5,085
Crown Castle International Corp. 1.35% 7/15/25	2,000	2,032
Welltower, Inc. 3.625% 3/15/24	6,000	6,527
		13,644
UTILITIES - 2.9%
Electric Utilities - 1.8%
Eversource Energy 2.5% 3/15/21	9,000	9,039
Exelon Corp. 3.497% 6/1/22 (a)	20,000	20,854
FirstEnergy Corp.:
1.6% 1/15/26	2,000	1,945
2.05% 3/1/25	7,000	7,006
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.6023% 7/28/23 (a)(b)	15,000	15,006
2.85% 4/1/25	4,000	4,358
ITC Holdings Corp. 2.7% 11/15/22	6,000	6,240
NextEra Energy Capital Holdings, Inc.:
2.75% 5/1/25	10,000	10,835
2.9% 4/1/22	20,000	20,670
PPL Electric Utilities Corp. 0.000% x 3 month U.S. LIBOR 0.4751% 9/28/23 (a)(b)	8,000	8,007
Virginia Electric & Power Co. 2.75% 3/15/23	20,000	20,963
		124,923
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	3,000	3,199
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5774% 9/14/23 (a)(b)	4,000	4,001
		7,200
Multi-Utilities - 1.0%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	10,000	10,026
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7761% 9/15/23 (a)(b)	10,000	10,016
2.715% 8/15/21	9,000	9,137
DTE Energy Co.:
0.55% 11/1/22	10,000	10,021
2.25% 11/1/22	20,000	20,718
NiSource, Inc. 0.95% 8/15/25	6,000	5,997
		65,915

TOTAL UTILITIES		198,038

TOTAL NONCONVERTIBLE BONDS
(Cost $3,127,272)		3,197,889

U.S. Government and Government Agency Obligations - 35.7%
U.S. Government Agency Obligations - 0.8%
Freddie Mac:
0.125% 7/25/22	$30,000	$29,983
0.25% 8/24/23	27,000	27,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		56,983

U.S. Treasury Obligations - 34.9%
U.S. Treasury Notes:
0.125% 8/15/23	288,000	287,606
0.375% 4/30/25	148,000	148,382
1.5% 1/31/22	550,000	558,852
1.875% 9/30/22	300,000	309,434
2.125% 12/31/22	420,000	437,145
2.125% 3/31/24	350,000	372,094
2.625% 6/30/23	250,000	265,771

TOTAL U.S. TREASURY OBLIGATIONS		2,379,284

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,379,792)		2,436,267

U.S. Government Agency - Mortgage Securities - 1.4%
Freddie Mac - 1.4%
2% 1/1/32	37,300	38,991
2.5% 11/1/28	26,883	28,026
3% 5/1/29	28,103	29,553
TOTAL FREDDIE MAC
(Cost $94,374)		96,570

Asset-Backed Securities - 11.2%
Ally Auto Receivables Trust Series 2019-2 Class A2, 2.34% 7/15/22	$1,460	$1,463
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	10,000	10,029
Series 2018-2 Class A, 3.29% 5/15/23	10,000	10,138
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (c)	509	509
AmeriCredit Automobile Receivables Trust Series 2019-3 Class A2A, 2.17% 1/18/23	3,887	3,908
Bank of America Credit Card Master Trust Series 2018-A1 Class A1, 2.7% 7/17/23	10,000	10,051
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	4,841	4,864
BMW Vehicle Owner Trust Series 2020-A Class A2, 0.39% 2/27/23	16,000	16,013
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A3, 3% 11/19/21 (c)	747	749
Series 2018-2A Class A3, 3.27% 12/19/22 (c)	6,160	6,242
Series 2019-1A Class A2, 2.78% 3/21/22 (c)	1,275	1,279
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	16,000	16,504
Capital One Prime Auto Receivables Trust Series 2019-1 Class A2, 2.58% 4/15/22	2,677	2,681
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	648	649
Series 2017-4 Class A3, 2.11% 10/17/22	1,340	1,346
Series 2018-2 Class A3, 2.98% 1/17/23	3,391	3,430
Series 2018-4 Class A3, 3.36% 9/15/23	6,381	6,522
Series 2019-1 Class A3, 3.05% 3/15/24	9,967	10,184
Series 2020-3 Class A2A, 0.49% 6/15/23	24,000	24,029
Series 2020-4 Class A3, 0.5% 8/15/25	10,000	10,026
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (c)	283	283
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	5,944	6,024
Series 2019-B Class A2, 2.55% 9/15/22	3,987	3,998
Discover Card Master Trust Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 0.4109% 12/15/23 (a)(b)	25,000	25,029
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	3	3
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	2,666	2,673
Series 2020-A Class A3, 1.85% 3/15/23	6,000	6,088
Series 2020-B Class A3, 0.62% 8/15/23	13,000	13,052
Ford Credit Auto Owner Trust Series 2020-B Class A, 0.5% 2/15/23	19,907	19,927
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	14,000	14,068
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	3,665	3,684
Series 2020-1 Class A2A, 1.67% 4/20/22	3,961	3,980
Series 2020-3:
Class A2A, 0.35% 11/21/22	20,000	20,007
Class A3, 0.45% 8/21/23	9,000	9,017
GM Financial Consumer Automobile Receivables Trust:
Series 2020-1 Class A2, 1.83% 1/17/23	6,774	6,809
Series 2020-3 Class A2, 0.35% 7/17/23	20,000	20,011
Series 2020-4 Class A3, 0.38% 8/18/25	12,000	12,010
GM Financial Securitized Term Automobile Receivables Trust:
Series 2019-1 Class A3, 2.97% 11/16/23	8,288	8,433
2.32% 7/18/22	1,475	1,483
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (c)	100,000	100,346
Honda Auto Receivables Owner Trust Series 2019-2 Class A2, 2.57% 12/21/21	4,550	4,566
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	2,917	2,939
Series 2019-B Class A3, 1.94% 2/15/24	9,000	9,175
Series 2020-B Class A2, 0.38% 3/15/23	25,000	25,020
Series 2020-C Class A3, 0.38% 5/15/25	13,000	13,011
John Deere Owner Trust:
Series 2019-B Class A2, 2.28% 5/16/22	3,418	3,429
Series 2020-A Class A2, 1.01% 1/17/23	7,231	7,256
Series 2020-B Class A2, 0.41% 3/15/23	25,000	25,019
Mercedes-Benz Auto Lease Trust:
Series 2019-A Class A3, 3.1% 11/15/21	3,623	3,642
Series 2019-B Class A3, 2% 10/17/22	7,000	7,094
Series 2020-A Class A3, 1.84% 12/15/22	8,000	8,118
Series 2020-B Class A3, 0.4% 11/15/23	7,000	7,009
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	16,000	16,020
Santander Retail Auto Lease Trust:
Series 2019-A Class A2, 2.72% 1/20/22 (c)	7,992	8,019
Series 2019-C Class A2A, 1.89% 9/20/22 (c)	13,561	13,671
Series 2020-B Class A3, 0.57% 4/22/24 (c)	15,000	15,039
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (c)	6,000	6,011
Class A3, 0.68% 12/20/23 (c)	7,000	7,038
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (c)	14,336	14,467
Toyota Auto Receivables Owner Trust:
Series 2018-B Class A3, 2.96% 9/15/22	3,651	3,689
Series 2020-C Class A3, 0.44% 10/15/24	25,000	25,077
Verizon Owner Trust Series 2020-A Class A1A, 1.85% 7/22/24	15,000	15,368
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (c)	10,000	10,166
Series 2019-2A Class A3, 2.04% 11/15/23 (c)	10,000	10,200
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	9,577	9,612
Series 2020-C Class A2, 0.35% 12/15/23	10,000	10,007
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	6,000	6,069
Series 2020-A Class A2, 1.71% 11/15/22	43,860	44,275
Series 2020-B Class A3, 0.45% 2/15/24	9,000	9,014
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	8,652	8,702
TOTAL ASSET-BACKED SECURITIES
(Cost $761,526)		766,263

Commercial Mortgage Securities - 2.4%
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	6,994	7,225
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	10,000	10,615
Series 2017-P7 Class A1, 2.008% 4/14/50	13,038	13,070
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	9,261	9,392
Series 2014-CR18 Class ASB, 3.452% 7/15/47	24,065	24,985
Series 2013-LC6 Class ASB, 2.478% 1/10/46	4,163	4,231
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.8909% 7/15/32 (a)(b)(c)	10,000	9,749
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	9,962	10,134
Series 2017-GS8 Class A1, 2.222% 11/10/50	5,874	5,936
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	5,721	5,763
Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	8,211	8,804
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (c)	10,000	10,332
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	21,537	21,964
Wells Fargo Commercial Mortgage Trust sequential payer Series 2017-RC1 Class ASB, 3.453% 1/15/60	10,000	10,813
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	6,959	7,276
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $159,712)		160,289

Municipal Securities - 0.2%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $15,000)	15,000	15,325

Bank Notes - 0.6%
Truist Bank:
2.8% 5/17/22	$30,000	$31,033
3.502% 8/2/22 (a)	9,000	9,188
TOTAL BANK NOTES
(Cost $39,455)		40,221
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.09% (d)
(Cost $35,153)	35,146	35,153
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $6,612,284)		6,747,977
NET OTHER ASSETS (LIABILITIES) - 1.1%		77,288
NET ASSETS - 100%		$6,825,265

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $434,755 or 6.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20
Total	$20

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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